S000075959 [Member] Average Annual Total Returns	12 Months Ended	20 Months Ended	60 Months Ended	120 Months Ended	460 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%		(0.36%)	2.01%
Bloomberg U.S. TIPS Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.01%		1.12%	3.09%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	13.22%		4.76%	4.94%
Performance Inception Date					Sep. 03, 1987
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	11.38%		3.35%	3.57%
Performance Inception Date					Sep. 03, 1987
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.81%		3.06%	3.32%
Performance Inception Date					Sep. 03, 1987
Class C
Prospectus [Line Items]
Average Annual Return, Percent	12.16%	10.74%
Performance Inception Date		Apr. 26, 2024
Class C | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.09%
Performance Inception Date		Apr. 26, 2024
Class C | Bloomberg U.S. TIPS Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		6.28%
Class R-6
Prospectus [Line Items]
Average Annual Return, Percent	13.39%	11.97%
Performance Inception Date		Apr. 26, 2024
Class R-6 | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.09%
Performance Inception Date		Apr. 26, 2024
Class R-6 | Bloomberg U.S. TIPS Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		6.28%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	8.65%	8.98%
Performance Inception Date		Apr. 26, 2024
Class A | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.09%
Performance Inception Date		Apr. 26, 2024
Class A | Bloomberg U.S. TIPS Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		6.28%